Other Operating Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income
Exchange rate differences	kr 149	kr 2,501	kr 4,385
Net gains on disposal of equipment	110
Total	kr 259	kr 2,501	kr 4,385